Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Loans And Their Related Allowance For Loan Losses, By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Total	$ 12,551	$ 13,141	$ 14,758
Total loans	756,646	672,028
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	502	831
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,381	1,756
Loans and Leases Receivable, Allowance, Total	1,883	2,587	3,378
Financing Receivable, Individually Evaluated for Impairment	2,220	2,740
Financing Receivable, Collectively Evaluated for Impairment	38,181	46,178
Total loans	40,401	48,918
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	510	29
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	827	928
Loans and Leases Receivable, Allowance, Total	1,337	957	1,312
Financing Receivable, Individually Evaluated for Impairment	3,878	2,928
Financing Receivable, Collectively Evaluated for Impairment	30,444	28,636
Total loans	34,322	31,564
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	149	278
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,121	6,562
Loans and Leases Receivable, Allowance, Total	6,270	6,840	7,091
Financing Receivable, Individually Evaluated for Impairment	6,059	9,120
Financing Receivable, Collectively Evaluated for Impairment	395,890	354,220
Total loans	401,949	363,340
Commercial Other Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	40,607	37,611
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	339,693	317,471
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	21,649	8,258
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,289	2,132
Loans and Leases Receivable, Allowance, Total	2,289	2,132	1,769
Financing Receivable, Collectively Evaluated for Impairment	220,878	182,067
Total loans	220,878	182,067
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	667	573
Loans and Leases Receivable, Allowance, Total	667	573	524
Financing Receivable, Collectively Evaluated for Impairment	59,096	46,139
Total loans	59,096	46,139
Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	41,451	43,704
Consumer Other Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	17,645	2,435
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	105	52
Loans and Leases Receivable, Allowance, Total	105	52	684
Loans Held for Investment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1,161	1,138
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	11,390	12,003
Loans and Leases Receivable, Allowance, Total	12,551	13,141
Financing Receivable, Individually Evaluated for Impairment	12,157	14,788
Financing Receivable, Collectively Evaluated for Impairment	744,489	657,240
Total loans	$ 756,646	$ 672,028